Other Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Summary of other equity instruments

			Group
	Interest rate		2020	2019
	%	Next call date	£m	£m
£300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
AT1 securities:
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	750	750
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.18	March 2021	210	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
			2,191	2,191